Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Summary of Details of Deposits
Details of deposits as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Demand deposits
Demand deposits in Korean won	￦	152,079,457	￦	151,836,599
Demand deposits in foreign currencies		12,844,385		11,517,076

		164,923,842		163,353,675

Time deposits
Time deposits in Korean won		194,117,692		201,194,217
Fair value adjustments of fair value hedged time deposits in Korean won		—		(15)

		194,117,692		201,194,202

Time deposits in foreign currencies		23,529,633		24,602,818
Fair value adjustments of fair value hedged time deposits in foreign currencies		(8,591)		(6,667)

		23,521,042		24,596,151

		217,638,734		225,790,353

Certificates of deposits		6,325,876		12,145,510

Liabilities		5,040,452		5,222,896

	￦	393,928,904	￦	406,512,434